Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	BEST Inc.
Entity Central Index Key	0001709505
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	250,648,452
Class B ordinary shares
Entity Common Stock, Shares Outstanding	94,075,249
Class C ordinary shares
Entity Common Stock, Shares Outstanding	47,790,698